Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
N/A
Goldman, Sachs & Co.
Litton Loan Servicing LP
April 25, 2006
April 06, 2006
March 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Delinquency Summary
-
Mortgage Loan Characteristics
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extentions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
04/20/2006 3:28 pm
Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-Apr-06
Determination Date 18-Apr-06 Accrual Periods: Begin End
Record Date - Fixed Certificates 31-Mar-06 Libor Certificates 4/6/2006 4/24/2006
Record Date - Libor Certificates 24-Apr-06 Fixed Certificates 3/1/2006 3/31/2006
Payment Detail:
Pass
Realized
Applied Loss
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A-1 4.89750% $282,460,000.00 $282,460,000.00 $4,946,783.99 $730,100.25 $5,676,884.24 N/A N/A $277,513,216.01
A-2 5.01750% $181,748,000.00 $181,748,000.00 $0.00 $481,291.42 $481,291.42 N/A N/A $181,748,000.00
A-3 5.09750% $21,005,000.00 $21,005,000.00 $0.00 $56,510.74 $56,510.74 N/A N/A $21,005,000.00
M-1 5.15750% $24,214,000.00 $24,214,000.00 $0.00 $65,910.84 $65,910.84 $0.00 $0.00 $24,214,000.00
M-2 5.16750% $22,327,000.00 $22,327,000.00 $0.00 $60,892.24 $60,892.24 $0.00 $0.00 $22,327,000.00
M-3 5.18750% $13,207,000.00 $13,207,000.00 $0.00 $36,158.75 $36,158.75 $0.00 $0.00 $13,207,000.00
M-4 5.27750% $12,264,000.00 $12,264,000.00 $0.00 $34,159.50 $34,159.50 $0.00 $0.00 $12,264,000.00
M-5 5.29750% $11,321,000.00 $11,321,000.00 $0.00 $31,652.42 $31,652.42 $0.00 $0.00 $11,321,000.00
M-6 5.37750% $10,377,000.00 $10,377,000.00 $0.00 $29,451.22 $29,451.22 $0.00 $0.00 $10,377,000.00
B-1 6.50000% $11,635,000.00 $11,635,000.00 $0.00 $63,022.92 $63,022.92 $0.00 $0.00 $11,635,000.00
B-2 6.50000% $10,377,000.00 $10,377,000.00 $0.00 $56,208.75 $56,208.75 $0.00 $0.00 $10,377,000.00
B-3 6.50000% $7,547,000.00 $7,547,000.00 $0.00 $40,879.58 $40,879.58 $0.00 $0.00 $7,547,000.00
B-4 6.50000% $7,233,000.00 $7,233,000.00 $0.00 $39,178.75 $39,178.75 $0.00 $0.00 $7,233,000.00
B-5 6.50000% $6,289,000.00 $6,289,000.00 $0.00 $34,065.42 $34,065.42 $0.00 $0.00 $6,289,000.00
CE N/A $6,918,615.10 $6,918,615.10 $0.00 $2,000,537.85 $2,000,537.85 N/A N/A $6,918,615.10
P N/A $0.00 $0.00 $0.00 $61,529.51 $61,529.51 N/A N/A $0.00
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
R-X 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $628,922,615.10 $628,922,615.10 $4,946,783.99 $3,821,550.16 $8,768,334.15 $0.00 $0.00 $623,975,831.11
(1) Reflects the application of Net Funds Cap
(2) Reflects increase due to Unpaid Loss Amounts recovered
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
A-1 362334 LF 9 $1,000.00000000 $17.51321954 $2.58479165 $0.00000000 $982.48678046 LIBOR 4.83750%
A-2 362334 LG 7 $1,000.00000000 $0.00000000 $2.64812499 $0.00000000 $1,000.00000000 SWAP LIBOR 4.83750%
A-3 362334 LH 5 $1,000.00000000 $0.00000000 $2.69034706 $0.00000000 $1,000.00000000
M-1 362334 LJ 1 $1,000.00000000 $0.00000000 $2.72201371 $0.00000000 $1,000.00000000
M-2 362334 LK 8 $1,000.00000000 $0.00000000 $2.72729162 $0.00000000 $1,000.00000000
M-3 362334 LL 6 $1,000.00000000 $0.00000000 $2.73784735 $0.00000000 $1,000.00000000
M-4 362334 LM 4 $1,000.00000000 $0.00000000 $2.78534736 $0.00000000 $1,000.00000000
M-5 362334 LN 2 $1,000.00000000 $0.00000000 $2.79590319 $0.00000000 $1,000.00000000
M-6 362334 LP 7 $1,000.00000000 $0.00000000 $2.83812470 $0.00000000 $1,000.00000000
B-1 362334 LU 6 $1,000.00000000 $0.00000000 $5.41666695 $0.00000000 $1,000.00000000
B-2 362334 LV 4 $1,000.00000000 $0.00000000 $5.41666667 $0.00000000 $1,000.00000000
B-3 362334 LW 2 $1,000.00000000 $0.00000000 $5.41666622 $0.00000000 $1,000.00000000
B-4 362334 LX 0 $1,000.00000000 $0.00000000 $5.41666667 $0.00000000 $1,000.00000000
B-5 362334 LY 8 $1,000.00000000 $0.00000000 $5.41666720 $0.00000000 $1,000.00000000
CE 362334 LS 1 $1,000.00000000 $0.00000000 $289.15293322 $0.00000000 $1,000.00000000
P 362334 LT 9 N/A N/A N/A N/A N/A
R 362334 LR 3 N/A N/A N/A N/A N/A
R-X 362334 LQ 5 N/A N/A N/A N/A N/A
GSAMP TRUST 2006-HE2
Mortgage Pass-Through Certificates, Series 2006-HE2
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-Apr-06
GSAMP TRUST 2006-HE2
Mortgage Pass-Through Certificates, Series 2006-HE2
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Beginning
Interest
Allocation of
Total
Unpaid
Margin or
Unpaid Interest
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest
Interest
Class
Fix Rate
Amounts (1)
PT Rate
Relief Act
Paid
Unpaid
Paid (2)
Amounts
A-1 4.89750% $0.00 $730,100.25 $0.00 $0.00 $0.00 $0.00 $730,100.25 $0.00
A-2 5.01750% $0.00 $481,291.42 $0.00 $0.00 $0.00 $0.00 $481,291.42 $0.00
A-3 5.09750% $0.00 $56,510.74 $0.00 $0.00 $0.00 $0.00 $56,510.74 $0.00
M-1 5.15750% $0.00 $65,910.84 $0.00 $0.00 $0.00 $0.00 $65,910.84 $0.00
M-2 5.16750% $0.00 $60,892.24 $0.00 $0.00 $0.00 $0.00 $60,892.24 $0.00
M-3 5.18750% $0.00 $36,158.75 $0.00 $0.00 $0.00 $0.00 $36,158.75 $0.00
M-4 5.27750% $0.00 $34,159.50 $0.00 $0.00 $0.00 $0.00 $34,159.50 $0.00
M-5 5.29750% $0.00 $31,652.42 $0.00 $0.00 $0.00 $0.00 $31,652.42 $0.00
M-6 5.37750% $0.00 $29,451.22 $0.00 $0.00 $0.00 $0.00 $29,451.22 $0.00
B-1 6.50000% $0.00 $63,022.92 $0.00 $0.00 $0.00 $0.00 $63,022.92 $0.00
B-2 6.50000% $0.00 $56,208.75 $0.00 $0.00 $0.00 $0.00 $56,208.75 $0.00
B-3 6.50000% $0.00 $40,879.58 $0.00 $0.00 $0.00 $0.00 $40,879.58 $0.00
B-4 6.50000% $0.00 $39,178.75 $0.00 $0.00 $0.00 $0.00 $39,178.75 $0.00
B-5 6.50000% $0.00 $34,065.42 $0.00 $0.00 $0.00 $0.00 $34,065.42 $0.00
(1) Includes interest thereon
(2) Includes Applied Loss Amounts paid below
Applied Realized Loss Amount Detail:
Beginning
Applied
Applied
Current
Ending
Applied
Loss Amounts
Loss Amounts
Period
Applied
Class
Loss Amounts
Paid
Recoverd
Applied Losses
Loss Amounts
M-1 $0.00 $0.00 $0.00 $0.00 $0.00
M-2 $0.00 $0.00 $0.00 $0.00 $0.00
M-3 $0.00 $0.00 $0.00 $0.00 $0.00
M-4 $0.00 $0.00 $0.00 $0.00 $0.00
M-5 $0.00 $0.00 $0.00 $0.00 $0.00
M-6 $0.00 $0.00 $0.00 $0.00 $0.00
B-1 $0.00 $0.00 $0.00 $0.00 $0.00
B-2 $0.00 $0.00 $0.00 $0.00 $0.00
B-3 $0.00 $0.00 $0.00 $0.00 $0.00
B-4 $0.00 $0.00 $0.00 $0.00 $0.00
B-5 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-Apr-06
GSAMP TRUST 2006-HE2
Mortgage Pass-Through Certificates, Series 2006-HE2
STATEMENT TO CERTIFICATEHOLDERS
Excess Reserve Fund Account:
Miscellaneous:
Beginning Balance 0.00 Cumulative Recoveries 0.00
Deposit : required deposit from waterfall 0.00 Current P&I Advances 1,172,082.94
Withdrawal: for Basis Risk shortfalls 0.00 Outstanding P&I Advances 1,502,481.62
Ending Balance 0.00
Reconciliation:
Supplemental Interest Trust:
Available funds (A):
Deposit: Net Swap Receipt 0.00 Servicer remittance 8,850,329.36
Deposit: Termination Payment to trust 0.00 Net SWAP Receipts from Swap provider 0.00
Deposit / Withdrawal : Net Swap Payments to swap provider 79,898.80 8,850,329.36
Deposit / Withdrawal : Trust Termination Payment to swap provider (0.00) Distributions (B):
Withdrawal : to pay principal on certificates 0.00 Trustee fee 2,096.41
Withdrawal : to pay Basis Risk shortfalls 0.00 Net SWAP Payments to SWAP provider from Swap Trust 79,898.80
Withdrawal : to pay Swap provider Default Termination payment 0.00 Total interest distributed 3,821,550.16
Withdrawal : to CE, remaining amounts 0.00 Total principal distributed
4,946,783.99
8,850,329.36
(A) - (B): 0.00
ACCOUNT ACTIVITY

Contact:
Michael Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Distribution Date
25-Apr-06
GSAMP TRUST 2006-HE2
Mortgage Pass-Through Certificates, Series 2006-HE2
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 2,444,409.49 Senior Enhancement Percentage (final) 23.031%
B) Ending collateral balance 623,975,831.11 Senior Enhancement Percentage for purposes of Stepdown 23.031%
C) Current Delinquency Rate (A/B) 0.392%
D) Rolling Three Month Delinquency Rate 0.392% The later of:
E) Senior Enhancement Percentage for Trigger 22.850% 1) the earlier of a) April 2009 NO
F) Applicable % 41.600% b) First payment date when Seniors are reduced to zero. NO
G) Applicable % times Senior Enhancement Percentage 9.506% 2) Date when Senior Enhancement % >= 45.70% NO
H) Cumulative Realized Losses 0.00
NO
I) Original Collateral Balance 628,922,615.10
J) Cumulative Loss % ( I / J) 0.000%
Overcollateralization:
K) Applicable Cumulative Loss Limit % (not applicable until April 2008) 100.000% Ending Overcollateralization Amount 6,918,615.10
Specified Overcollateralization Amount 6,918,615.10
A Trigger Event will occur if either is True: Ending Overcollateralization deficiency amount 0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = G). NO Overcollateralization release amount 0.00
2) Cumulative Loss % exceeds applicable limit (J > K).
NO
NO
Excess interest distributions:
Excess available interest (A):
2,000,537.85
40-Year Trigger Event
NO
1) As additional principal to certificates 0.00
2) Unpaid Interest & Unpaid Realized Loss Amounts 0.00
Event of Default
3) Basis Risk Payment to Excess Reserve Fund 0.00
Relevant information: 4) to Supp Interest Trust - Swap Term Payments 0.00
A) Cumulatiave Loss % 0.00% 5) Remaining Amounts to CE 2,000,537.85
B) Applicable Cumulative Loss Limit % (not applicable until April 2009) 100.00% (B): 2,000,537.85
NO
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Group 1
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
628,922,615.10
4,946,783.99
0.00
0.00
623,975,831.11
284,266.10
4,484,297.12
178,220.77
0.00
0.00
4,946,783.99
4,104,066.79
262,050.93
0.00
0.00
0.00
0.00
0.00
3,842,015.86
61,529.51
0.00
8,850,329.36
0.00
262,050.93
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Group 1
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Recoveries
3,602
3,579
0.9921340000
7.83066%
7.32666%
12.70750%
0.00
0.00
0.00
0.00
2,343,782.24
13
0
0.00
GROUP:
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Group 1
Total
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
3,508
612,468,681.00
612,701,633.87
53
9,062,740.62
9,074,446.17
14
2,069,473.63
2,074,496.23
4
374,935.86
375,700.00
0
0.00
0.00
Delinquent
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
3,508
612,468,681.00
612,701,633.87
53
9,062,740.62
9,074,446.17
14
2,069,473.63
2,074,496.23
4
374,935.86
375,700.00
0
0.00
0.00
Bankruptcy
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
GROUP:
DELINQUENCY SUMMARY
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Group 1
Foreclosure
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
REO
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance
%
0K to 99.99K
882 62,126,116.50 9.96%
100K to 199.99K
1,585 229,254,629.08 36.74%
200K to 299.99K
708 173,337,203.56 27.78%
300K to 399.99K
257 87,128,554.65 13.96%
400K to 499.99K
95 41,854,969.40 6.71%
500K to 599.99K
37 20,167,508.80 3.23%
600K to 699.99K
12 7,589,577.43 1.22%
700K to 799.99K
1 742,709.43 0.12%
800K to 899.99K
1 824,562.26 0.13%
900K to 999.99K
1 950,000.00 0.15%
Total
3,579
623,975,831.11
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
900K to 999.99K
Balance
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
1 213,295.48 0.03%
5.50% - 5.99%
38 10,040,843.09 1.61%
6.00% - 6.49%
144 37,457,017.30 6.00%
6.50% - 6.99%
477 109,225,364.70 17.50%
7.00% - 7.49%
465 95,550,714.72 15.31%
7.50% - 7.99%
732 134,544,215.29 21.56%
8.00% - 8.49%
497 77,888,180.58 12.48%
8.50% - 8.99%
497 74,496,418.79 11.94%
9.00% - 9.49%
283 41,954,809.84 6.72%
9.50% - 9.99%
203 25,152,088.78 4.03%
10.00% - 10.49%
54 6,994,882.38 1.12%
10.50% - 10.99%
55 4,936,175.53 0.79%
11.00% - 11.49%
29 1,279,230.62 0.21%
11.50% - 11.99%
51 2,156,023.43 0.35%
12.00% - 12.49%
32 1,330,849.31 0.21%
12.50% - 12.99%
12 421,715.37 0.07%
13.00% - 13.49%
4 140,526.67 0.02%
13.50% - 13.99%
3 118,729.25 0.02%
14.00% - 14.49%
1 31,770.35 0.01%
14.50% - 14.99%
1 42,979.63 0.01%
Total
3,579
623,975,831.11
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.83%
Count
Balance ($)
%
2.00% - 2.99%
3 864,797.20 0.17%
3.00% - 3.99%
18 3,957,325.65 0.76%
4.00% - 4.99%
72 13,691,502.27 2.63%
5.00% - 5.99%
825 189,015,937.06 36.32%
6.00% - 6.99%
983 181,771,527.25 34.92%
7.00% - 7.99%
650 95,562,926.33 18.36%
8.00% - 8.99%
216 32,923,468.85 6.33%
9.00% - 9.99%
19 2,499,721.09 0.48%
10.00% - 10.99%
1 197,600.01 0.04%
Total
2,787
520,484,805.71
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.38%
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
0.00% - 0.99%
66 21,153,694.35 4.06%
2.00% - 2.99%
2 455,808.37 0.09%
4.00% - 4.99%
6 879,360.93 0.17%
5.00% - 5.99%
116 22,244,554.72 4.27%
6.00% - 6.99%
638 135,807,458.72 26.09%
7.00% - 7.99%
926 175,703,553.02 33.76%
8.00% - 8.99%
689 111,731,493.75 21.47%
9.00% - 9.99%
292 44,234,923.28 8.50%
10.00% - 10.99%
49 7,899,752.08 1.52%
11.00% - 11.99%
3 374,206.49 0.07%
Total
2,787
520,484,805.71
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.31%
Count
Balance ($)
%
9.00% - 9.99%
1 165,750.00 0.03%
11.00% - 11.99%
10 1,787,968.88 0.34%
12.00% - 12.99%
313 73,286,764.36 14.08%
13.00% - 13.99%
838 172,154,588.47 33.08%
14.00% - 14.99%
813 146,203,670.96 28.09%
15.00% - 15.99%
548 87,249,773.05 16.76%
16.00% - 16.99%
225 33,854,791.00 6.50%
17.00% - 17.99%
37 5,626,743.44 1.08%
18.00% - 18.99%
2 154,755.55 0.03%
Total
2,787
520,484,805.71
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.25%
Count
Balance ($)
%
6
2,664 485,272,643.87 93.23%
12
123 35,212,161.84 6.77%
Total
2,787
520,484,805.71
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
2,664 485,272,643.87 93.23%
12
123 35,212,161.84 6.77%
Total
2,787
520,484,805.71
100.00%
Frequency of Payment Adjustments
Months
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
1 Year LIBOR
1 119,895.53 0.02%
6 month CMT
1 85,600.00 0.02%
6 Month LIBOR
2,785 520,279,310.18 99.96%
Total
2,787
520,484,805.71
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
92 23,013,961.07 3.69%
3 Units
25 6,844,479.00 1.10%
4 Units
14 3,555,749.04 0.57%
Condominium
143 24,618,279.94 3.95%
High Rise Condo
4 913,843.73 0.15%
Low Rise Condo
71 13,605,948.15 2.18%
Multifamily
14 3,276,477.19 0.53%
Planned Unit Development
693 123,663,406.87 19.82%
Single Family
2,514 422,628,714.11 67.73%
Townhouse
9 1,854,972.01 0.30%
Total
3,579
623,975,831.11
100.00%
Property Type
Type
Count
Balance ($)
%
2005
1,127 204,140,546.16 32.72%
2006
2,452 419,835,284.95 67.28%
Total
3,579
623,975,831.11
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
10.0 - 19.9
16 658,990.87 0.11%
20.0 - 29.9
208 8,956,548.79 1.44%
30.0 - 39.9
38 5,416,546.14 0.87%
40.0 - 49.9
75 11,481,881.97 1.84%
50.0 - 59.9
161 33,420,391.96 5.36%
60.0 - 69.9
262 53,089,490.98 8.51%
70.0 - 79.9
408 89,817,942.13 14.39%
80.0 - 89.9
1,912 336,419,116.09 53.92%
90.0 - 99.9
409 72,111,593.10 11.56%
100.0 - 100.0
90 12,603,329.08 2.02%
Total
3,579
623,975,831.11
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
97 - 120
2 133,737.21 0.02%
169 - 192
33 3,168,334.93 0.51%
217 - 240
10 988,131.02 0.16%
337 - 360
2,949 476,525,243.82 76.37%
457 - 480
449 104,681,075.08 16.78%
481 +
136 38,479,309.05 6.17%
Total
3,579
623,975,831.11
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 386
Count
Balance ($)
%
97 - 120
2 133,737.21 0.02%
169 - 192
121 6,653,241.85 1.07%
217 - 240
10 988,131.02 0.16%
337 - 360
3,349 599,378,896.87 96.06%
457 - 480
97 16,821,824.16 2.70%
Total
3,579
623,975,831.11
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 357
Count
Balance ($)
%
97 - 120
2 133,737.21 0.02%
169 - 192
33 3,168,334.93 0.51%
217 - 240
10 988,131.02 0.16%
337 - 360
2,949 476,525,243.82 76.37%
457 - 480
449 104,681,075.08 16.78%
481 +
136 38,479,309.05 6.17%
Total
3,579
623,975,831.11
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 390
Count
Balance ($)
%
97 - 120
2 133,737.21 0.02%
169 - 192
121 6,653,241.85 1.07%
217 - 240
10 988,131.02 0.16%
337 - 360
3,349 599,378,896.87 96.06%
457 - 480
97 16,821,824.16 2.70%
Total
3,579
623,975,831.11
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 361
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Balance ($)
%
ALABAMA
89 9,827,692.63 1.58%
ARIZONA
157 31,115,717.15 4.99%
ARKANSAS
17 2,202,351.87 0.35%
CALIFORNIA
605 174,945,967.40 28.04%
COLORADO
59 9,842,557.00 1.58%
CONNECTICUT
38 7,402,610.33 1.19%
DELAWARE
6 593,597.65 0.10%
DISTRICT OF COLUMBIA
6 1,494,776.72 0.24%
FLORIDA
514 87,250,991.37 13.98%
GEORGIA
225 27,724,591.59 4.44%
HAWAII
11 3,373,241.40 0.54%
IDAHO
15 2,034,739.04 0.33%
ILLINOIS
103 18,563,886.44 2.98%
INDIANA
54 5,530,138.27 0.89%
IOWA
5 490,054.86 0.08%
KANSAS
11 1,497,339.07 0.24%
KENTUCKY
27 2,809,170.51 0.45%
LOUISIANA
33 3,501,390.87 0.56%
MAINE
3 447,635.24 0.07%
MARYLAND
38 7,879,411.97 1.26%
MASSACHUSETTS
17 3,868,476.80 0.62%
MICHIGAN
100 12,998,139.34 2.08%
MINNESOTA
85 13,967,541.54 2.24%
MISSISSIPPI
31 3,678,162.37 0.59%
MISSOURI
93 9,851,922.78 1.58%
MONTANA
3 505,349.05 0.08%
NEBRASKA
5 554,799.36 0.09%
NEVADA
76 15,489,112.82 2.48%
NEW HAMPSHIRE
21 3,993,728.37 0.64%
NEW JERSEY
21 4,863,006.33 0.78%
NEW MEXICO
8 998,491.52 0.16%
NEW YORK
36 10,117,216.85 1.62%
NORTH CAROLINA
65 8,075,294.74 1.29%
NORTH DAKOTA
5 671,219.17 0.11%
OHIO
34 4,013,152.21 0.64%
OKLAHOMA
32 3,020,897.33 0.48%
OREGON
34 5,792,892.43 0.93%
PENNSYLVANIA
54 8,188,440.08 1.31%
RHODE ISLAND
15 3,514,870.95 0.56%
SOUTH CAROLINA
34 4,974,808.17 0.80%
SOUTH DAKOTA
7 718,173.84 0.12%
TENNESSEE
165 20,272,175.81 3.25%
TEXAS
400 44,454,865.29 7.12%
UTAH
23 2,968,871.82 0.48%
VERMONT
2 780,162.76 0.13%
VIRGINIA
84 17,129,662.96 2.75%
WASHINGTON
88 17,132,012.51 2.75%
WEST VIRGINIA
4 370,641.89 0.06%
WISCONSIN
16 1,989,782.93 0.32%
WYOMING
5 494,097.71 0.08%
Total
3,579
623,975,831.11
100.00%
Geographic Distribution by State
State
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
0
4
8
12
16
20
24
28
32
CALIFORNIA
FLORIDA
TEXAS
ARIZONA
GEORGIA
TENNESSEE
ILLINOIS
WASHINGTON
VIRGINIA
NEVADA
MINNESOTA
MICHIGAN
NEW YORK
MISSOURI
COLORADO
ALABAMA
PENNSYLVANIA
NORTH CAROLINA
MARYLAND
CONNECTICUT
OREGON
INDIANA
SOUTH CAROLINA
NEW JERSEY
OHIO
NEW HAMPSHIRE
MASSACHUSETTS
MISSISSIPPI
RHODE ISLAND
LOUISIANA
HAWAII
OKLAHOMA
UTAH
KENTUCKY
ARKANSAS
IDAHO
WISCONSIN
KANSAS
DISTRICT OF
COLUMBIA
NEW MEXICO
VERMONT
SOUTH DAKOTA
NORTH DAKOTA
DELAWARE
NEBRASKA
MONTANA
WYOMING
IOWA
MAINE
WEST VIRGINIA
%
Collateral Balance Distribution by State
GROUP 1
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
April 2006
Count
Balance ($)
30 - 59 days
53 9,062,740.62
60 - 89 days
14 2,069,473.63
90 - 120 days
4 374,935.86
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
Group 1
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
06
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
06
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
4/
1/
20
06
Balance ($)
90 - 120 days
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Group 1
Total
Current
Percentage
Amount ($)
8.55%
4,662,517.89
8.55%
4,662,517.89
Life CPR
Percentage
Amount ($)
8.55% 8.55%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Total
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
06
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
4/
1/
20
06
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
4/
1/
20
06
Group 1
Total
Amount ($)
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
23 4,495,328.00 4,484,297.12 0.00 628,922,615.10
0.71%
99.29%
1
Prepayment 0.71%
Liquidation 0.00%
Beginning Balance 99.29%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off Date
Add'l Loss Date
Loan Rate
Loss
Severity
15495104 154,400.00 153,612.53 153,497.13 0.00 0.00 0.00 N/A 03/07/2006 115.40 7.688%
0.000%
15495468 152,500.00 151,909.01 151,789.60 0.00 0.00 0.00 03/09/2006 109.35 7.850%
0.000%
15562416 183,300.00 182,076.62 181,869.45 0.00 0.00 0.00 N/A 03/21/2006 207.17 5.475%
0.000%
15577075 154,000.00 153,360.14 153,229.92 0.00 0.00 0.00 N/A 03/06/2006 130.22 6.990%
0.000%
15577588 222,000.00 222,000.00 222,000.00 0.00 0.00 0.00 N/A 03/20/2006 0.00 6.990%
0.000%
15610900 117,008.00 116,725.82 116,665.90 0.00 0.00 0.00 03/28/2006 55.62 6.300%
0.000%
15611841 179,350.00 179,224.39 179,181.91 0.00 0.00 0.00 N/A 03/14/2006 42.48 8.725%
0.000%
15617467 152,190.00 152,068.07 152,037.40 0.00 0.00 0.00 N/A 03/28/2006 30.67 9.300%
0.000%
15617715 212,000.00 211,851.10 211,813.12 0.00 0.00 0.00 N/A 03/28/2006 37.98 9.695%
0.000%
15641897 585,000.00 582,797.56 582,348.79 0.00 0.00 0.00 N/A 03/27/2006 448.77 7.490%
0.000%
18007989 80,000.00 79,819.64 79,778.87 0.00 0.00 0.00 N/A 03/06/2006 40.77 9.500%
0.000%
18009993 396,000.00 395,207.39 395,005.31 0.00 0.00 0.00 N/A 03/09/2006 202.08 9.475%
0.000%
18014266 68,000.00 67,805.42 67,739.88 0.00 0.00 0.00 N/A 03/08/2006 65.54 6.250%
0.000%
18014365 366,430.00 366,405.00 366,405.00 0.00 0.00 0.00 N/A 03/31/2006 0.00 6.850%
0.000%
18145755 240,000.00 239,582.73 239,441.61 0.00 0.00 0.00 N/A 03/28/2006 141.12 8.750%
0.000%
18357350 105,000.00 104,370.92 104,273.48 0.00 0.00 0.00 N/A 03/30/2006 97.44 6.550%
0.000%
18358564 321,750.00 321,750.00 321,750.00 0.00 0.00 0.00 N/A 03/29/2006 0.00 8.025%
0.000%
18359497 198,000.00 197,767.81 197,721.68 0.00 0.00 0.00 N/A 03/06/2006 46.13 8.835%
0.000%
18359984 127,000.00 126,774.58 126,698.35 0.00 0.00 0.00 N/A 03/02/2006 76.23 8.650%
0.000%
18361766 109,200.00 109,200.00 109,200.00 0.00 0.00 0.00 N/A 03/07/2006 0.00 6.975%
0.000%
18362160 181,500.00 181,259.66 181,178.20 0.00 0.00 0.00 N/A 03/09/2006 81.46 10.050%
0.000%
18365411 153,600.00 153,600.00 153,600.00 0.00 0.00 0.00 N/A 03/14/2006 0.00 8.450%
0.000%
18386102 37,100.00 37,081.11 37,071.52 0.00 0.00 0.00 N/A 03/16/2006 9.59 12.550%
0.000%
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Total:
23
4,495,328.00
4,486,249.50
1,938.02
4,484,297.12
0.00
0.00
0.00
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
The trustee is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENTIONS, WAIVERS LOAN DETAIL REPORT
04/20/2006 3:28 pm

Distribution Date: Apr 25, 2006
DISTRIBUTION PACKAGE
GSAMP Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2
Contact:
Mike Bengtson
Account Administrator
651-495-3847
michael.bengtson@usbank.com
Loan Detail Report
#
The trustee is not aware of any material breaches of pool asset representations or warranties or transaction covenants. #
MATERIAL BREACHES LOAN DETAIL REPORT
04/20/2006 3:28 pm